Loans Receivable, Net - Summary of Loans to Officers, Directors and Their Affiliates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Balance at beginning of period	$ 3,844	$ 4,022
New loans	1,651	682
Principal repayments	(601)	(860)
Balance at end of period	$ 4,894	$ 3,844